Other Current Payables (Details) - Schedule of other current payables - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of other current payables [Abstract]
Employees and related expenses	$ 882	$ 648
Accrued expenses	208	295
Other payables	40	4
Other current payables	$ 1,130	$ 947